Share Capital and Share Premium Account - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Share capital issued and fully paid beginning balance	5,383,102,231	5,379,067,624	5,372,553,820
Issued under employee share schemes	2,087,386	4,034,607	6,513,804
Ordinary shares acquired by ESOP Trusts	0
Share capital issued and fully paid ending balance	5,385,189,617	5,383,102,231	5,379,067,624
Equity at beginning of period	£ 18,357	£ 3,672	£ 3,489
Issued under employee share schemes	29	51	74
Equity at end of period	20,808	18,357	3,672
Share premium [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Equity at beginning of period	3,174	3,091	3,019
Issued under employee share schemes	29	50	72
Ordinary shares acquired by ESOP Trusts	78	33
Equity at end of period	3,281	3,174	3,091
Share capital [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Equity at beginning of period	1,346	1,345	1,343
Issued under employee share schemes		1	2
Equity at end of period	1,346	1,346	1,345
Share capital [member] | Ordinary shares [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Equity at beginning of period	1,346	1,345	1,343
Issued under employee share schemes	0	1	2
Ordinary shares acquired by ESOP Trusts	0
Equity at end of period	£ 1,346	£ 1,346	£ 1,345